Industry

Common Stock (81.1% of total investments)
Industry			LEVEL ONE
Advertising	Shares	Cost	Market Value	% Total Inv.
Alphabet, Inc. A	12,000	763,247	4,128,960
			$4,128,960	(8.8%)
Brokerage
Charles Schwab Corp.	10,000	337,286	977,400
			$977,400	(2.1%)
Conglomerate
Berkshire Hathaway Inc. B*	12,500	1,489,340	6,224,375
			$6,224,375	(13.3%)
Consumer
Colgate-Palmolive Company	12,000	72,938	1,023,840
Procter & Gamble Company	2,000	145,879	290,560
			$1,314,400	(2.8%)
Credit Card
Mastercard Inc	1000	219,636	551,470
Visa Inc.	1500	225,957	538,995
			$1,090,465	(2.3%)
Data Processing
Automatic Data Processing, Inc.	3000	82,775	774,180
Paychex, Inc.	6000	140,075	591,000
			$1,365,180	(2.9%)
Drug/Medical Device
Johnson & Johnson	3071	34,933	813,017
Stryker Corp.	4500	19,055	1,239,255
			$2,052,272	(4.4%)
Food
Kraft Heinz Company	29,000	772,000	658,880
PepsiCo, Inc.	18,000	1,199,227	2,280,960
			$2,939,840	(6.3%)
Industrial
Danaher Corporation	1,000	225,262	221,550
Illinois Tool Works Inc.	7,000	295,051	1,800,960
Veralto Corporation	333	29,705	31,409
			$2,053,919	(4.4%)
Insurance
Markel Corp.*	3,170	4,169,168	5,428,467
Progressive Corp.	2,500	480,125	518,275
White Mountains Insurance Group Ltd.	300	526,542	601,947
			$6,548,689	(14.0%)
Mutual Fund Management
Franklin Resources, Inc.	20,000	430,386	642,400
T. Rowe Price Group, Inc.	22,400	2,362,870	2,330,720
			$2,973,120	(6.4%)
Restaurant
Starbucks Corp.	12,000	588,432	1,127,520
			$1,127,520	(2.4%)
Retail
AutoZone Inc.*	500	265,855	1,415,010
eBay Inc.	3,000	68,886	318,150
O'Reilly Automotive Inc.*	19,125	259,704	1,633,466
			$3,366,626	(7.2%)
Technology Services
Amazon.com Inc.*	9,000	915,707	2,242,350
			$2,242,350	(4.8%)

Total common stock investments			$38,405,115

Money Market Funds (18.9% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 3.53%			8,276,447	(17.7%)

Total investments			$46,681,562

All other assets less liabilities			24,725

Total net assets			$46,706,287

*Non-dividend paying security